PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Allowance for Doubtful Accounts) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts:
Balance at beginning of year		¥ (90,731)	¥ (10,962)
Addition	[1]	(122,718)	(98,289)
Written off	[1]	18,195	18,520
Balance at end of year		¥ (195,254)	¥ (90,731)

[1]	As of December 31, 2015, the original receivable due from Jinghan Group was RMB 141,017. Along with the disposal of Jinghan Group, RMB 18,195 of the receivable was written off according to the waiver agreement and an additional allowance of RMB 96,863 was provided (see Note 23(c)).